SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

9. SHAREHOLDERS’ EQUITY

Authorized common stock, par value $1.00 per share, was 400 million shares in 2010. Effective December 1, 2011, following approval by the company’s shareholders, the company’s authorized common stock was increased to 800 million shares. Authorized common stock remained at 800 million shares in 2012. Treasury stock is stated at cost. Dividends declared per share of common stock were $0.8300 for 2012, $0.7250 for 2011 and $0.6400 for 2010.

On December 1, 2011, the company issued 68,316,283 shares of common stock for the stock consideration portion of the Nalco merger (see Note 4). In addition, as part of the consideration, each outstanding Nalco stock option was converted into an option to purchase the company’s common stock with both the number of options and the exercise price adjusted accordingly based on the stock award exchange ratio. Pursuant to change-in-control agreements, Nalco’s existing restricted stock awards to non-employee directors and certain officers, in general, fully vested as a result of the merger. For those awards that did not vest as a result of the merger, each Nalco unvested restricted stock award was converted based on the stock award exchange ratio into a restricted stock award of the company, with vesting subject to continued employment. In conjunction with the merger, the level of attainment of the performance criteria applicable to converted Nalco performance based restricted stock awards was fixed based on actual and target financial performance and such awards were converted based on the stock award exchange ratio into a time based restricted stock award of the company based on such performance level, with vesting subject to continued employment.

The company has 15 million shares, without par value, of authorized but unissued and undesignated preferred stock. The company’s former shareholder rights agreement was amended in December 2012 to accelerate the expiration date of the former rights issued pursuant to the rights agreement from March 10, 2016 to December 31, 2012. Accordingly, the rights agreement terminated as of that date.

In May 2011, the company’s Board of Directors authorized the repurchase of up to 15 million additional shares of common stock, including shares to be repurchased under Rule 10b5-1. In August 2011, the Finance Committee of the company’s Board of Directors, via delegation by the company’s Board of Directors, authorized the repurchase of an additional 10 million common shares which was contingent upon completion of the merger with Nalco.

In September 2011, under the existing Board authorization, subject to the completion of the Nalco merger, the company announced a $1.0 billion share repurchase program. As part of this program, in December 2011, the company entered into an accelerated share repurchase (“ASR”) agreement with a financial institution to repurchase $500 million of its common stock. Under the ASR, the company received 8,330,379 shares of its common stock in December 2011. The final per share purchase price and the total number of shares to be repurchased under the ASR agreement were generally based on the volume weighted average price of the company’s common stock during the term of the agreement. The ASR agreement ended in the first quarter of 2012. In connection with the finalization of the ASR agreement, the company received an additional 122,314 shares of common stock. All shares acquired under the ASR agreement were recorded as treasury stock.

In addition to the ASR, the company reacquired 2,600,569 shares, 3,491,425 shares and 7,366,001 shares of its common stock in 2012, 2011 and 2010, respectively, through its share repurchase program through open market or private purchases. The company intends to repurchase all shares under its authorizations, for which no expiration date has been established, in open market or privately negotiated transactions, subject to market conditions. As of December 31, 2012, 15,810,096 shares remained to be repurchased under the company’s repurchase authorization and approximately $279 million remained to be purchased as part of the $1.0 billion program discussed above. The company expects to complete this remaining portion of the $1.0 billion share repurchase program in 2013.

The company also reacquired 734,857 shares, 187,454 shares and 242,161 shares of its common stock in 2012, 2011 and 2010, respectively, related to the exercise of stock options and the vesting of stock awards.